Fair Value Measurements - Schedule of companys liabilities that are measured at fair value (Q1) (Details) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Liabilities:
Liabilities	$ 1,431,924	$ 7,216,022	$ 857,787
Cash and Marketable Securities Held in Trust [Member]
Assets:
Assets	10,392,055
Warrant liabilities - Public Warrants [Member]
Liabilities:
Liabilities	759,000	3,890,177	450,656
Warrant liabilities - Private Placement Warrants [Member]
Liabilities:
Liabilities	624,538	3,086,701	377,857
Warrant liabilities - Representative's Warrants [Member]
Liabilities:
Liabilities	48,386	239,144	29,274
Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Liabilities	759,000		450,656
Quoted Prices In Active Markets (Level 1) [Member] | Cash and Marketable Securities Held in Trust [Member]
Assets:
Assets	10,392,055
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Public Warrants [Member]
Liabilities:
Liabilities	759,000		450,656
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Liabilities:
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Representative's Warrants [Member]
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Public Warrants [Member]
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Representative's Warrants [Member]
Liabilities:
Liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Liabilities	672,924	7,216,022	407,131
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Public Warrants [Member]
Liabilities:
Liabilities		3,890,177
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Liabilities:
Liabilities	624,538	3,086,701	377,857
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Representative's Warrants [Member]
Liabilities:
Liabilities	$ 48,386	$ 239,144	$ 29,274